Net defined benefit liability	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Net defined benefit liability
15.     Net defined benefit liability

	2021	2020
Fair value of plan assets	$27,413	$25,783

Defined benefit obligation	(34,593)	(39,466)
Other employee benefits	(490)	(649)

	$(35,083)	$(40,115)

Net defined benefit liability	$(7,670)	$(14,332)

In accordance with Panamanian law, the Company contributes to the following defined benefit plans:
Seniority premium plan:
is a contingent liability that companies must pay to their employees according to article 224 of Panama´s Labor Code according to the following:

Eligibility:	All employees
Benefit:	One week of salary per years of service
Salary:	Average of the 5 prior years of the monthly base salary
Payment:	Lump sum
The actuarial liability is recognized for the legal obligation under the formal terms of the plan, and for the implied projections as required under IAS 19R. These actuarial projections do not constitute a legal obligation for the Company.
Indemnity plan:
According to paragraph 225 of Panama’s Labor Code, in the case of unjustified dismissal the employee is entitled to an Indemnity Plan depending on their weekly salary and seniority. However, this benefit does not constitute a constructive obligation for the Company as described in paragraphs 61 and 62 of IAS19, therefore there is no obligation calculated for this benefit. The following table summarizes the components of net benefit expense included under “Wages, salaries, benefits and other employees´ expenses” in the accompanying consolidated statement of profit or loss:

Year ended December 31, 2021	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	$3,272	$—	$3,272
Interest cost on net benefit obligation	721	(472)	249
Past service cost	191	—	191

Net periodic benefit cost (income)	$4,184	$(472)	$3,712

Year ended December 31, 2020	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,393	$—	$2,393
Interest cost on net benefit obligation	706	(731)	(25)
Past service cost	457	—	457
Curtailment / Settlement	(2,026)	—	(2,026)

Net periodic benefit cost (income)	$1,530	$(731)	$799

Year ended December 31, 2019	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,192	—	2,192
Interest cost on net benefit obligation	887	(979)	(92)

Net periodic benefit cost (income)	$3,079	$(979)	$2,100

The following table shows reconciliation from the opening balance to the closing balances for net employee defined benefit liabilities and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Net defined benefit assets (liability)
At January 1, 2019	$(22,568)	$28,339	$(680)	$5,091
Current service cost	(2,192)	—	—	(2,192)
Interest (cost) income	(887)	979	—	92
Experience gain (loss)	(1,681)	—	—	(1,681)
Return on plan assets	—	138	—	138
Actuarial changes arising from changes in financial assumptions	(1,874)	—	—	(1,874)
Employer contributions	—	1,903	—	1,903
Benefits paid	1,007	(1,086)	—	(79)
Others	—	(1,187)	38	(1,149)

As of December 31, 2019	$(28,195)	$29,086	$(642)	$249
Current service cost	(2,393)	—	—	(2,393)
Interest (cost) income	(706)	731	—	25
Past service cost	(457)	—	—	(457)
Curtailment / Settlement	2,026	—	—	2,026
Return on plan assets	—	374	—	374
Experience gain (loss)	(4,001)	—	—	(4,001)
Actuarial changes arising from changes in demographic assumptions	(11,285)	—	—	(11,285)
Actuarial changes arising from changes in financial assumptions	(1,028)	—	—	(1,028)
Employer contributions	—	1,709	—	1,709
Benefits paid	6,573	(6,117)	—	456
Others	—	—	(7)	(7)

As of December 31, 2020	$(39,466)	$25,783	$(649)	$(14,332)

Current service cost	(3,272)	—	—	(3,272)
Interest (cost) income	(721)	472	—	(249)
Past service cost	(191)	—	—	(191)
Return on plan assets	—	416	—	416
Experience gain (loss)	602	—	—	602
Actuarial changes arising from changes in financial assumptions	4,411	—	—	4,411
Employer contributions	—	2,565	—	2,565
Benefits paid	1,622	(1,102)	—	520
Adjustments	2,422	—	—	2,422
Others	—	(721)	159	(562)

As of December 31, 2021	$(34,593)	$27,413	$(490)	$(7,670)

As of December 31, 2021, and 2020, plan assets are comprised totally by fixed term deposits.
For the year ended December 31, 2021, actuarial gain of $5.4 million, (2020: actuarial loss of $15.5 million and 2019: $4.4 million) were recognized in other comprehensive income.
During 2021, the Company did not retire interest earned of the fund. As of December 31, 2020 employer contributions is a net amount of regular contributions by $2.8 million (2019: $4.4 million) and retirement of interest earned by $1.1 million (2019:$2.5).
The following were the principal actuarial assumptions at the reporting date:

	2021	2020	2019
Economic assumptions -
Discount rate	2.9%	2.0%	2.5%
Compensation - salary increase	4.0%	4.0%	4.0%

Demographic assumptions -
Mortality	Panama expirence		RP - 2000 no collar
Termination	2003 SoA pension plan		13% all ages
Retirement
Males		62 years
Females		57 years
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2021		December, 31 2020		December, 31 2019
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$1,876	$(2,056)	$2,318	$(2,554)	$709	$(751)
The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in a significant assumption, keeping all other assumptions constant. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.
The following payments are expected contributions to the defined benefit plan in future years:

	2021	2020
Up to one year	$2,202	$2,299
One to five years	8,853	8,777
Over five years	13,271	14,112

Total expected payments	$24,326	$25,188

The average duration of the defined benefit plan obligation at the end of the reporting period is 11.8 years.